Note 9 - Long-term Debt (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Senior Notes, Total	$ 150,000
Number of Annual Principal Payments	5
Facility and Senior Notes [Member]
Debt Instrument, Interest Rate, Effective Percentage	3.80%
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 250,000
Debt Instrument, Term	5 years
Debt, Weighted Average Interest Rate	3.75%
Line of Credit Facility, Remaining Borrowing Capacity	$ 67,540
Letters of Credit Outstanding, Amount	5,214	$ 5,389
Line of Credit Facility Additional Borrowing Capacity	$ 100,000
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate	0.25%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.25%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.50%
Senior Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.84%